Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued Operations
Below are presented summarized the operating results of the discontinued operations for years ended December 31, 2022, 2021 and 2020, as well as the balance sheet information on the Company’s discontinued operations as of December 31, 2022 and 2021:

	2022	2021	2020
Items constituting net income from discontinued operations
Time-charter revenues	$-	$-	$4,238
Voyage expenses	-	-	(188)
Vessels’ operating expenses	-	-	(2,336)
Depreciation and amortization of deferred charges	-	-	(99)
Management fees	-	-	(116)
Impairment losses	-	-	(339)
Gain on vessels’ sale	-	-	319
Other income	-	400	-
Foreign currency gains / (losses)	-	-	3
Net income from discontinued operations	-	400	1,482

	December 31,
	2022	2021
Carrying amounts of major classes of assets of discontinued operations
Cash and cash equivalents	$-	$1
Accounts receivable, trade	17	17
Prepaid expenses and other assets	29	29
Total major classes of current assets of discontinued operations	46	47
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	98	115
Accrued liabilities	-	5
Total major classes of current liabilities of discontinued operations	98	120